CERT NAS

NASDAQ
THE NASDAQ OMX GROUP

[redacted]

11000329

Gary N. Sundick
Vice President
Listing Qualifications

By Electronic Mail

December 5, 2011

Ms. Cecile Peters
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Ms. Peters:

This is to certify that on December 5, 2011 The Nasdaq Stock Market (the "Exchange") received from Global X Funds (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following securities:

Global X NASDAQ 500 ETF
Global X NASDAQ 400 Mid Cap ETF

We further certify that the securities described above have been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking effectiveness of the Form 8-A 12(b) concurrently with effectiveness of its 1933 Act Registration Statement, and we hereby join in such request.

Sincerely,

Gary N. Sundick

The NASDAQ OMX Group • 805 King Farm Blvd. • Rockville, MD 20850 • USA • www.nasdaqomx.com

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